Expenses by Nature	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Expenses by Nature
26. EXPENSES BY NATURE
The Group presents the statement of comprehensive income by classifying expenses according to their function as part of the “Costs”, “Administrative expenses”, “Selling expenses” and “Exploration expenses” lines. The following additional information is disclosed as required, on the nature of the expenses and their relation to the function within the Group for the fiscal years ended December 31, 2023, 2022 and 2021:

	2023
	Production costs (2)	Administrative expenses	Selling expenses		Exploration expenses	Total
Salaries and social security taxes	790	276	136		13	1,215
Fees and compensation for services	50	236	37		-	323
Other personnel expenses	232	26	13		1	272
Taxes, charges and contributions	130	24	765	(1)	-	919
Royalties, easements and fees	1,009	-	2		2	1,013
Insurance	81	3	3		-	87
Rental of real estate and equipment	179	1	16		-	196	(3)
Survey expenses	-	-	-		16	16
Depreciation of property, plant and equipment	2,886	43	87		-	3,016
Amortization of intangible assets	30	7	-		-	37
Depreciation of right-of-use assets	209	-	11		-	220
Industrial inputs, consumable materials and supplies	521	5	12		-	538
Operation services and other service contracts	535	10	59		6	610	(3)
Preservation, repair and maintenance	1,395	29	43		-	1,467	(3)
Unproductive exploratory drillings	-	-	-		21	21
Transportation, products and charges	521	-	491		-	1,012	(3)
Provision for doubtful trade receivables	-	-	18		-	18
Publicity and advertising expenses	-	36	56		-	92
Fuel, gas, energy and miscellaneous	135	9	55		2	201	(3)

	8,703	705	1,804		61	11,273

(1)	Includes 89 corresponding to export withholdings and 541 corresponding to turnover tax.
(2)	Includes 23 corresponding to research and development activities.
(3)	Includes 75 and 104 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.

	2022
	Production costs (2)	Administrative expenses	Selling expenses		Exploration expenses	Total
Salaries and social security taxes	781	222	116		11	1,130
Fees and compensation for services	46	194	32		1	273
Other personnel expenses	202	19	11		1	233
Taxes, charges and contributions	121	13	954	(1)	-	1,088
Royalties, easements and fees	1,026	-	2		3	1,031
Insurance	71	3	2		-	76
Rental of real estate and equipment	140	1	11		-	152	(3)
Survey expenses	-	-	-		18	18
Depreciation of property, plant and equipment	2,400	61	90		-	2,551
Amortization of intangible assets	29	14	-		-	43
Depreciation of right-of-use assets	202	-	12		-	214
Industrial inputs, consumable materials and supplies	454	2	10		-	466
Operation services and other service contracts	383	10	52		4	449	(3)
Preservation, repair and maintenance	1,206	25	44		1	1,276	(3)
Unproductive exploratory drillings	-	-	-		26	26
Transportation, products and charges	473	-	434		-	907	(3)
Provision for doubtful trade receivables	-	-	14		-	14
Publicity and advertising expenses	-	82	21		-	103
Fuel, gas, energy and miscellaneous	170	11	91		-	272	(3)

	7,704	657	1,896		65	10,322

(1)	Includes 251 corresponding to export withholdings and 567 corresponding to turnover tax.
(2)	Includes 27 corresponding to research and development activities.
(3)	Includes 63 and 104 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.

	2021
	Production costs (2)	Administrative expenses	Selling expenses		Exploration expenses	Total
Salaries and social security taxes	537	148	84		4	773	(4)
Fees and compensation for services	47	136	29		-	212
Other personnel expenses	140	12	6		1	159
Taxes, charges and contributions	118	7	757	(1)	1	883
Royalties, easements and fees	831	-	1		2	834
Insurance	74	5	2		-	81
Rental of real estate and equipment	125	-	12		-	137	(3)
Survey expenses	-	-	-		3	3
Depreciation of property, plant and equipment	2,670	60	86		-	2,816
Amortization of intangible assets	38	12	1		-	51
Depreciation of right-of-use assets	190	-	11		-	201
Industrial inputs, consumable materials and supplies	370	4	9		-	383
Operation services and other service contracts	388	8	51		6	453	(3)
Preservation, repair and maintenance	905	20	23		1	949	(3)
Unproductive exploratory drillings	-	-	-		10	10
Transportation, products and charges	359	-	309		-	668	(3)
Provision for doubtful trade receivables	-	-	30		-	30
Publicity and advertising expenses	-	43	18		-	61
Fuel, gas, energy and miscellaneous	88	15	78		2	183	(3)

	6,880	470	1,507		30	8,887

(1)	Includes 206 corresponding to export withholdings and 450 corresponding to turnover tax.
(2)	Includes 19 corresponding to research and development activities.
(3)	Includes 40 and 58 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.
(4)	Includes 18 corresponding to Productive Recovery Program II (“REPRO II”) in benefit of OPESSA. See Note 36.